Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities:
Net Income	$ 218,831	$ 179,917
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	60,121	48,810
Gain on sale of vessels	(28,343)	0
Amounts reclassified to other comprehensive income	(0)	551
Amortization of derivative assets' premium	1,949	2,295
Amortization of deferred financing costs	2,257	2,322
Amortization of intangible liabilities - charter agreements	(6,533)	(3,005)
Fair value adjustment on derivative asset	2,831	764	$ 5,170
Prepayment fees on debt repayment	175	(0)
Stock-based compensation expense	4,244	4,460
Changes in operating assets and liabilities:
Increase in accounts receivable and other assets	(10,242)	(4,489)
Decrease in inventories	825	193
Increase in derivative asset	(194)	(28)
Increase/(decrease) in accounts payable and other liabilities	13,740	(139)
Increase in related parties' balances, net	(504)	(356)
Decrease in deferred revenue	(10,006)	(14,454)
Payments for drydocking and special survey costs	(27,104)	(10,742)
Unrealized foreign exchange gain	0	(4)
Net cash provided by operating activities	222,047	206,095
Cash flows from investing activities:
Acquisition of vessels	(61,541)	0
Cash paid for vessel expenditures	(9,799)	(4,703)
Advances for vessels acquisitions and other additions	(2,348)	(7,527)
Net proceeds from sale of vessels	53,483	(0)
Time deposits withdrawn/(acquired)	11,150	(39,000)
Net cash used in investing activities	(9,055)	(51,230)
Cash flows from financing activities:
Proceeds from drawdown of credit facilities	218,500	(0)
Repayment of credit facilities and sale and leaseback	(70,889)	(102,063)
Prepayment of debt, including prepayment fees	(70,393)	0
Deferred financing costs paid	(2,185)	0
Cancellation of Class A common shares	(0)	(4,994)
Class A common shares - dividend paid	(34,806)	(26,469)
Series B Preferred Shares - dividend paid	(4,768)	(4,768)
Net cash provided by/(used in) financing activities	35,459	(138,294)
Net increase in cash and cash equivalents and restricted cash	248,451	16,571
Cash and cash equivalents and restricted cash at beginning of the period	247,624	280,713	280,713
Cash and cash equivalents and restricted cash at end of the period	496,075	297,284	$ 247,624
Supplementary Cash Flow Information:
Cash paid for interest	23,061	30,626
Cash received from interest rate caps	9,133	14,366
Non-cash investing activities:
Acquisition of intangibles	15,987	(0)
Non-cash financing activities:
Unrealized loss on derivative assets/FX option	$ (5,960)	$ (4,324)